Warintza Project Financing	12 Months Ended
Dec. 31, 2024
Warintza Project Financing [Abstract]
Warintza project financing
10.	Warintza project financing

On December 11, 2023, the Company entered into a financing package with OMF Fund IV SPV D LLC and OMF Fund IV SPV E LLC (collectively “OMF”), entities managed by Orion Mine Finance Management LP, to provide up to approximately $80,000 in aggregate funding for the advancement of the Warintza project in Ecuador. The financing package is comprised of a $60,000 Senior Loan, a subscription for $10,000 in common shares with a commitment for $10,000 in additional equity financing and a copper offtake agreement to purchase concentrate produced by the Warintza project. On December 19, 2023, the Company also signed a molybdenum offtake agreement with OMF.

i.	Senior Loan – OMF Fund IV SPV D LLC

A first advance of $30,000 was received on December 21, 2023. An additional advance of $15,000 was received on September 13, 2024. A subsequent advance of $15,000 will be made available upon the approval and adoption of a pre-feasibility study by the Company’s Board of Directors.

The following table sets out the details of the Company’s loans and borrowings as of December 31, 2024

As at December 31,	2024	2023
Balance, start of year	$29,363	$–
Advances	15,000	30,000
Transaction Costs	(4)	(727)
Accrued Interest	4,746	87
Amortization of transaction cost	101	3
Balance, end of year	$49,206	$29,363

Amounts drawn on the Senior Loan bears interest payable quarterly at the higher of (a) adjusted term secured overnight financing rate (“SOFR”) and (b) 2.00%, plus either 7.00% per annum in the case of interest paid in cash, or 7.50% in the case of interest that is accrued to the loan balance in accordance with the Senior Loan agreement. At December 31, 2024, the Senior Loan is measured at amortized cost using an effective interest rate of 12.80%.

The Company has the option quarterly to elect to pay the interest in cash or accruing it to the principal amount of the Senior Loan and pay it upon maturity. The quarterly interest for the year ended December 31, 2024 was accrued to the principal amount of the Senior Loan. The principal amount and all accrued and unpaid interest are due on its maturity date on December 11, 2027. The Company may prepay all or any part of the principal amount owing at any time without any premium or penalty.

Any net proceeds received by the Company from the sale of particular assets, the issuance of securities, or compensation for liquidated damages must be allocated toward repaying a portion or all of the Senior Loan, along with accrued interest. However, this repayment requirement does not apply to net proceeds raised from the issuance of securities, provided such net proceeds are: (i) used in connection with the Warintza project; or (ii) used for general corporate and administrative expenses unrelated to the Warintza project in an amount up to $2,500 annually.

The Senior Loan is secured by a first-priority security ranking over the Warintza property and all the presently held and acquired undertakings, property, and assets including the equity interests in Lowell Mineral Exploration Ecuador S.A. and Lowell Copper Holdings Inc. but excluding subsidiaries and assets that are not related to the Warintza project. The Company must comply with certain covenants including maintaining a minimum unrestricted balance of $5,000 in cash in Canada.

ii.	Equity subscription agreements – OMF Fund IV SPV E LLC (the “Investor”)

On December 11, 2023, under the terms of the subscription agreement, the Investor purchased an initial tranche of 2,659,099 common shares from the Company at C$5.11 per share for net proceeds of $9,734, net of $266 in transaction costs. On June 10, 2024, under the terms of the subscription agreement, the Investor purchased a second tranche of 2,795,102 common shares at a price of C$4.90 per share for net proceeds of $9,945, net of $55 in transaction costs.

iii.	Offtake agreements

Under the terms of the offtake agreements, OMF will purchase the greater of (i) 20% of the copper and molybdenum concentrates produced from the Warintza project in each contract year, and (ii) the percentage of production of concentrates required to deliver a minimum 30,000 tonnes of copper and 1,500 tonnes of molybdenum in each contract year as well as the corresponding amount of gold and silver contained in the copper concentrate.

The offtake agreements will expire 20 years after the achievement of commercial production as defined in the agreements. If commercial production has not been achieved by December 31, 2027, then the term will extend by one year for each calendar year that commercial production has not been achieved, and if commercial production has not been achieved by December 31, 2032, then the term is extended for the duration of the mine life as defined in the offtake agreements.

If prior to the 18-month anniversary of the Senior Loan closing date a change of control transaction (as defined in the offtake agreements) is approved by the Company’s board and announced, either party may terminate the offtake agreements prior to the end of the term which will require the Company to then pay $27,000 to OMF to terminate the copper offtake agreement and $3,000 to terminate the molybdenum offtake agreement.